Pledge of Assets	12 Months Ended
Dec. 31, 2015
Transfers and Servicing [Abstract]
Pledge of Assets
14.	PLEDGE OF ASSETS

As of December 31, 2014 and 2015, trading and available-for-sale securities amounting to Rmb48,045 and Rmb42,737(US$6,597) are collateralized to secure the security trading margin facilities of the Company.